Document and Entity Information	Feb. 24, 2023
Details
Registrant CIK	0001832161
Document Type	8-K
Document Period End Date	Feb. 24, 2023
Entity Registrant Name	KeyStar Corp.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-252983
Entity Tax Identification Number	85-0738656
Entity Address, Address Line One	78 SW 7th Street, Suite 800
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33130
City Area Code	866
Local Phone Number	783-9435
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false